Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Equity Option [Member]	Retained Earnings [Member]
Beginning balance, value at Dec. 31, 2017	$ 378,009,884	$ 20,625,372	$ 20,721,850	$ (251,416,280)
Net loss for the year				(13,146,898)
Stock option compensation (Note 9)			31,043
Return of capital (Note 11)	$ (75,540,237)
Common Stock, Shares, Outstanding, Ending Balance at Dec. 31, 2018	99,395,048
Net loss for the year				(11,517,285)
Stock option compensation (Note 9)			656,775
Ending balance, value at Dec. 31, 2019	$ 302,469,647	20,625,372	20,752,893	(264,563,178)
Common Stock, Shares, Outstanding, Ending Balance at Dec. 31, 2019	99,395,048
Ending balance, value at Dec. 31, 2020	$ 302,469,647	$ 20,625,372	$ 21,409,668	$ (276,080,463)
Common Stock, Shares, Outstanding, Ending Balance at Dec. 31, 2020	99,395,048